Long-term Investments - Equity Method (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 30, 2016 USD ($) shares	Aug. 12, 2016 USD ($) shares	Jul. 09, 2014 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($) $ / shares	Aug. 31, 2016 USD ($)	Aug. 11, 2016 USD ($)	Apr. 15, 2016 $ / shares	Dec. 31, 2015 USD ($)	Jul. 08, 2014
Marketable equity securities designated as available-for-sale
Long-term investments, net					$ 1,288,816	$ 1,318,207		$ 1,889,843				$ 1,212,640
Closing price (in dollars per share) | $ / shares					$ 100.31			$ 53.64
Change in fair value of option liability (Note 4)						(28,456)
E-House
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)		43.00%
Equity contribution		$ 340,700							$ 140,000
Shares held for investment under equity method investment (in shares) | shares		49,764,809
Period for repurchase of equity interest held by entity under equity method investment		18 months
Option liability		$ 3,100								$ 28,500
Repurchase of ordinary shares upon exercising option right (in shares) | shares	49,764,809
Realized gain on equity method investment				$ 4,600
Recognized loss as fair value change in option liability						$ 28,500
Leju
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)						31.10%
Shares held for investment under equity method investment (in shares) | shares						42,117,874
Repurchase of ordinary shares upon exercising option right (in shares) | shares	40,651,187
Repurchase of ordinary shares upon exercise with a fair value	$ (195,100)					$ 202,200
Cash consideration	$ 127,600
Loss pick up				$ 9,100	$ 30,800
Impairment charge for equity method investments					113,100
Closing price (in dollars per share) | $ / shares								$ 1.14
Aggregate market value								$ 59,000
Leju | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares								$ 1.4
Tian Ge
Marketable equity securities designated as available-for-sale
Ownership percentage (as a percent)			25.00%										36.00%
Aggregate market value								$ 117,200
E-House
Marketable equity securities designated as available-for-sale
Cash consideration (in dollars per share) | $ / shares											$ 6.85
Tian Ge
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | $ / shares								$ 0.37
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Closing price (in dollars per share) | (per share)							$ 3.06	$ 0.39
Equity Method
Marketable equity securities designated as available-for-sale
Long-term investments, net								$ 441,400
Equity Method | Leju
Marketable equity securities designated as available-for-sale
Long-term investments, net					57,400			48,100
Equity Method | Tian Ge
Marketable equity securities designated as available-for-sale
Long-term investments, net					$ 98,100			110,100
Equity Method | Investing fund
Marketable equity securities designated as available-for-sale
Long-term investments, net								$ 48,000
Leju | E-House
Marketable equity securities designated as available-for-sale
Percentage of outstanding common shares considered for repurchase of equity (as a percent)		30.00%
IPO | Tian Ge
Marketable equity securities designated as available-for-sale
Number of shares issued (in shares) | shares			349,900,000